SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
The following tables provide consolidated summary balance sheet infromation for Brookfield Renewable, BRP Equity, and Finco:
  Includes investments in subsidiaries under the equity method.
  Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc. and Brookfield BRP Europe Holdings Limited, together the “Holding Entities”.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

The following tables provide consolidated summary Income Statement infromation for Brookfield Renewable, BRP Equity, and Finco:
							Brookfield
	Brookfield	BRP		Holding	Other	Consolidating	Renewable
(MILLIONS)	Renewable(1)	Equity	Finco	Entities(1)(2)	Subsidiaries(1)(3)	adjustments(4)	consolidated
For the year ended
December 31, 2018
Revenues	$-	$-	$-	$-	$2,983	$(1)	$2,982
Net income (loss)	62	7	(1)	(25)	1,305	(945)	403
For the year ended
December 31, 2017
Revenues	$-	$-	$-	$-	$2,625	$-	$2,625
Net income (loss)	(4)	10	(1)	(435)	631	(150)	51
For the year ended
December 31, 2016
Revenues	$-	$-	$-	$1	$2,451	$-	$2,452
Net income (loss)	(20)	-	(1)	(100)	558	(397)	40

  Includes investments in subsidiaries under the equity method.
  Includes the Holding Entities.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.